Financial income and expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Rate used for capitalisation of interest		2.90%	3.10%
Interest costs capitalised	$ 0	$ 1	$ 5
Interest income on other financial assets	2	0	0
Frozen GAAP Basis [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest expense	133	111	99
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG rewards club	$ 1	$ 3	$ 13